Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Total cost	¥ 661,486	¥ 717,512
Less: accumulated depreciation	(435,883)	(503,836)
Property and equipment, net	225,603	213,676		$ 32,261
Impairment losses	¥ 11,841	¥ 48,497	¥ 55,403
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Depreciation expenses	¥ 52,192	¥ 64,021	¥ 83,731
Leasehold improvements
Property and equipment, net
Total cost	322,485	365,328
Equipment, fixture and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 339,001	¥ 352,184